Lease - Summary of Maturity Analysis of Annual Undiscounted Cash Flows (Detail) $ in Thousands	May 31, 2025 USD ($)
Lessee, Lease, Description [Line Items]
May 31, 2026	$ 289,279
May 31, 2027	224,633
May 31, 2028	165,295
May 31, 2029	109,424
May 31, 2030	43,800
Therafter	20,129
Total future lease payments	852,560
Less: Imputed interest	(63,187)
Present value of operating lease liabilities	$ 789,373